INVENTORIES, NET (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INVENTORIES, NET [Abstract]
Books and other goods	$ 588	$ 285
Paper and other raw materials	70	78
Inventories, total	658	363
Inventories provision	$ 44	$ 3	$ 2